Schedule of Investments (unaudited)
February 28, 2022
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Canada — 2.9%
TELUS Corp.	1,763,875	$ 44,545,672
Denmark — 3.2%
Novo Nordisk A/S, Class B	484,874	50,176,442
France — 8.1%
EssilorLuxottica SA	158,820	27,725,258
Kering SA	40,787	28,291,244
LVMH Moet Hennessy Louis Vuitton SE	27,261	20,034,249
Sanofi	488,615	51,076,193
		127,126,944
Indonesia — 1.2%
Bank Rakyat Indonesia Persero Tbk PT	58,959,900	18,853,033
Japan — 1.6%
KDDI Corp.	778,700	25,339,877
Mexico — 1.1%
Wal-Mart de Mexico SAB de CV	4,522,697	17,224,275
Portugal — 2.7%
EDP - Energias de Portugal SA	8,575,536	41,869,717
Singapore — 1.3%
DBS Group Holdings Ltd.	806,200	20,267,992
Spain — 0.8%
Amadeus IT Group SA(a)	193,865	12,790,560
Switzerland — 2.6%
Logitech International SA, Registered Shares	217,572	16,280,680
TE Connectivity Ltd.	168,814	24,044,178
		40,324,858
Taiwan — 4.5%
MediaTek, Inc.	692,000	27,344,966
Taiwan Semiconductor Manufacturing Co. Ltd.	1,960,000	42,139,134
		69,484,100
United Kingdom — 17.2%
AstraZeneca PLC	359,083	43,645,229
BAE Systems PLC	3,436,315	32,992,024
Diageo PLC	798,026	39,536,079
Prudential PLC	2,287,446	34,582,690
Reckitt Benckiser Group PLC	574,656	48,660,215
RELX PLC	1,492,887	45,591,773
Taylor Wimpey PLC	11,663,349	23,394,190
		268,402,200
Security	Shares	Value
United States — 52.3%
AbbVie, Inc.	276,034	$ 40,789,544
American Tower Corp.	80,625	18,291,394
Assurant, Inc.	208,705	35,419,326
Baker Hughes Co.	523,915	15,392,623
Citizens Financial Group, Inc.	771,091	40,420,590
Comcast Corp., Class A	808,063	37,785,026
Estee Lauder Cos., Inc., Class A	102,881	30,486,727
Ferguson PLC	196,363	29,921,387
Fidelity National Information Services, Inc.	416,328	39,646,915
Hasbro, Inc.	406,477	39,448,593
Intercontinental Exchange, Inc.	360,382	46,172,142
Intuit, Inc.	50,252	23,838,041
M&T Bank Corp.	216,811	39,509,468
Medtronic PLC	428,059	44,941,914
Microsoft Corp.	185,539	55,437,198
Otis Worldwide Corp.	398,777	31,236,202
Paychex, Inc.	128,937	15,351,239
Philip Morris International, Inc.	329,843	33,337,232
Raytheon Technologies Corp.	191,692	19,686,768
Schneider Electric SE	139,496	21,612,976
Synchrony Financial	736,432	31,504,561
Texas Instruments, Inc.	185,852	31,592,981
UnitedHealth Group, Inc.	86,172	41,006,670
Visa, Inc., Class A	162,066	35,025,704
Williams Cos., Inc.	589,949	18,453,605
		816,308,826
Total Long-Term Investments — 99.5% (Cost: $1,265,469,667)		1,552,714,496
Short-Term Securities(b)(c)
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	10,340,727	10,340,727
Total Short-Term Securities — 0.6% (Cost: $10,340,727)		10,340,727
Total Investments — 100.1% (Cost: $1,275,810,394)		1,563,055,223
Liabilities in Excess of Other Assets — (0.1)%		(2,127,632)
Net Assets — 100.0%		$ 1,560,927,591
(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/22	Shares Held at 02/28/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 14,755,676	$ —	$ (4,414,949)(a)	$ —	$ —	$ 10,340,727	10,340,727	$ 428	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
February 28, 2022
BlackRock Global Dividend Portfolio
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 44,545,672	$ —	$ —	$ 44,545,672
Denmark	—	50,176,442	—	50,176,442
France	—	127,126,944	—	127,126,944
Indonesia	—	18,853,033	—	18,853,033
Japan	—	25,339,877	—	25,339,877
Mexico	17,224,275	—	—	17,224,275
Portugal	—	41,869,717	—	41,869,717
Singapore	—	20,267,992	—	20,267,992
Spain	—	12,790,560	—	12,790,560
Switzerland	24,044,178	16,280,680	—	40,324,858
Taiwan	—	69,484,100	—	69,484,100
United Kingdom	—	268,402,200	—	268,402,200
United States	764,774,463	51,534,363	—	816,308,826
Short-Term Securities
Money Market Funds	10,340,727	—	—	10,340,727
	$ 860,929,315	$ 702,125,908	$ —	$ 1,563,055,223
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